Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	$ 14
Net actuarial (gain)/loss recognised during the year	1	$ 0
Balance at end of year	13	14
Current employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	5
Balance at end of year	4	5
Retired employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	9
Balance at end of year	9	9
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	14	11
Contributions paid	(1)	(1)
Finance costs	1	1
Net actuarial (gain)/loss recognised during the year	(1)	0
Moab Khotsong acquisition	1	0
Translation	(1)	3
Balance at end of year	$ 13	$ 14